Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2026	Dec. 31, 2025
Class A Common Shares
Common shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.2
Common shares, shares authorized (in Shares)	[1]	9,600,000,000	1,500,000
Common shares, shares issued (in Shares)	[1]	3,249,337	249,255
Common shares, shares outstanding (in Shares)	[1]	3,249,337	239,918
Class B Common Shares
Common shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.2
Common shares, shares authorized (in Shares)	[1]	400,000,000	50,000
Common shares, shares issued (in Shares)	[1]
Common shares, shares outstanding (in Shares)	[1]

[1]	The financial statements give retroactive effect to the 1-for-20 reverse share split effected on April 27, 2026.